Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables.
Trade receivables	$ 41,874	$ 41,675
Deposits and prepayments	2,987	2,460
Other receivables	511	952
Total	$ 45,372	$ 45,087